Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
SALES	$ 89,301	$ 118,850	$ 230,586	$ 313,294	$ 405,417	$ 723,612
COST OF SALES (excluding depreciation expense)	15,998	22,555	44,010	64,177	70,048	246,232
GROSS PROFIT	73,303	96,295	186,576	249,117	335,369	477,380
OPERATING EXPENSES:
Compensation and related benefits	2,161,564	1,122,370	5,903,804	2,854,974	7,852,965	5,426,568
Research and development	80,376	16,958	148,981	122,347	214,112	220,517
Professional fees	213,386	24,415	776,618	58,117	131,022	132,779
General and administrative expenses	112,436	69,046	311,596	294,171	428,953	569,784
Total Operating Expenses	2,567,762	1,232,789	7,140,999	3,329,609	8,627,052	6,349,648
LOSS FROM OPERATIONS	(2,494,459)	(1,136,494)	(6,954,423)	(3,080,492)	(8,291,683)	(5,872,268)
OTHER EXPENSES:
Loss on debt extinguishment			(383,475)
Settlement expense	(200,000)		(200,000)
Interest expenses		(4,865)	(49,003)	(5,282)	(8,009)
Total Other Expenses	(200,000)	(4,865)	(632,478)	(5,282)	(8,009)
NET LOSS	$ (2,694,459)	$ (1,141,359)	$ (7,586,901)	$ (3,085,774)	$ (8,299,692)	$ (5,872,268)
NET LOSS PER COMMON SHARE:
Basic and diluted	$ (0.04)	$ (0.03)	$ (0.11)	$ (0.07)
Basic					$ (0.18)	$ (0.13)
Diluted					$ (0.18)	$ (0.13)
WEIGHTED AVERAGE COMMON SHARE OUTSTANDING:
Basic and diluted	75,591,641	45,229,381	68,041,147	45,212,010
Basic					45,284,735	44,642,868
Diluted					45,284,735	44,642,868